Janus Henderson Balanced Portfolio Investment Objectives and Goals - Institutional Shares [Member] - Janus Henderson Balanced Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Balanced Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Janus Henderson Balanced Portfolio (“Balanced Portfolio”) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.